Average Annual Total Returns (Vanguard Short-Term Investment-Grade Fund Retail)	Vanguard Short-Term Investment-Grade Fund Vanguard Short-Term Investment-Grade Fund - Investor Shares 2/1/2014 - 1/31/2015	Vanguard Short-Term Investment-Grade Fund Vanguard Short-Term Investment-Grade Fund - Admiral Shares 2/1/2014 - 1/31/2015	Return After Taxes on Distributions Vanguard Short-Term Investment-Grade Fund Vanguard Short-Term Investment-Grade Fund - Investor Shares 2/1/2014 - 1/31/2015	Return After Taxes on Distributions and Sale of Fund Shares Vanguard Short-Term Investment-Grade Fund Vanguard Short-Term Investment-Grade Fund - Investor Shares 2/1/2014 - 1/31/2015	Barclays U.S. 1-5 Year Credit Bond Index Vanguard Short-Term Investment-Grade Fund Vanguard Short-Term Investment-Grade Fund - Investor Shares 2/1/2014 - 1/31/2015	Barclays U.S. 1-5 Year Credit Bond Index Vanguard Short-Term Investment-Grade Fund Vanguard Short-Term Investment-Grade Fund - Admiral Shares 2/1/2014 - 1/31/2015
Average Annual Returns for Periods Ended December 31, 2014
One Year	1.76%	1.86%	0.85%	1.02%	1.95%	1.95%
Five Years	2.87%	2.97%	1.87%	1.85%	3.42%	3.42%
Ten Years	3.58%	3.68%	2.30%	2.29%	4.10%	4.10%